NEWBUILDINGS (Details) (USD $)							0 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2011 LNG carrier Vessels	Dec. 31, 2011 LNG carrier contracts	Dec. 31, 2011 FSRU Vessels	Dec. 31, 2011 FSRU contracts	Dec. 31, 2010 Newbuildings	Dec. 31, 2011 Purchase price installments	Dec. 31, 2010 Purchase price installments	Dec. 31, 2011 Interest costs capitalized	Dec. 31, 2010 Interest costs capitalized	Dec. 31, 2011 Other costs capitalized	Dec. 31, 2010 Other costs capitalized
Newbuildings:
Newbuildings	$ 190,100,000	$ 0						$ 186,159,000	$ 0	$ 3,610,000	$ 0	$ 331,000	$ 0
Number of vessels contracted for construction	9		7	7	2	2
Construction payable							$ 1,900,000,000